Payments, by Category - 12 months ended Dec. 31, 2023 $ in Thousands	USD ($)
Payments:
Taxes	$ 400,950
Royalties	211,130
Fees	12,200
Prod. Entitlements	3,670
Infrastructure	2,030
Comm. Social Resp.	8,340
Total Payments	$ 638,320